UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		161 Months Ended	170 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Revenues:
License revenues	$ 0	$ 0	$ 100,000	$ 0	$ 0	$ 0	$ 0	$ 100,000
Operating Expenses:
Selling, general and administrative	946,381	66,496	2,240,004	514,529	827,674	2,307,972	9,573,327	11,813,331
Research and development	303,666	0	580,240	111,554	111,554	194,588	7,820,258	8,400,498
Loss from operations	(1,250,047)	(66,496)	(2,720,244)	(626,083)	(939,228)	(2,502,560)	(17,393,585)	(20,113,829)
Other income (expense)
Interest expense	0	(18,904)	(24,658)	(56,095)	(75,000)	(55,479)	(1,706,234)	(1,730,892)
Interest income	4,221	0	9,805	0	0	512	127,581	137,386
Loss from extinguishment of debt	0	0	(1,195,410)	0	0	0	0	(1,195,410)
Gain on settlement	0	0	0	0	0	0	375,000	375,000
Gain on forgiveness of liabilities	0	0	0	0	60,292	26,299	176,505	176,505
Total other expense, net	4,221	(18,904)	(1,210,263)	(56,095)	(14,708)	(28,668)	(1,027,148)	(2,237,411)
Net loss	(1,245,826)	(85,400)	(3,930,507)	(682,178)	(953,936)	(2,531,228)	(18,420,733)	(22,351,240)
Deemed dividend to preferred stockholders	0	0	(200,000)	0	(100,000)	0	(100,000)	(300,000)
Net loss attributable to common stockholders	$ (1,245,826)	$ (85,400)	$ (4,130,507)	$ (682,178)	$ (1,053,936)	$ (2,531,228)	$ (18,520,733)	$ (22,651,240)
Net loss per common share, basic and diluted	$ (0.04)	$ (0.04)	$ (0.22)	$ (0.34)	$ (0.53)	$ (1.28)
Weighted average common shares outstanding, basic and diluted	31,099,103	1,987,601	18,642,566	1,989,490	1,989,014	1,973,155